MARKETABLE SECURITIES - Additional Information - (Details)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares
MARKETABLE SECURITIES
Number of shares held	2,231,000	2,231,000	2,231,000	2,500,000
Number of warrants held		1,250,000	1,250,000
Estimated fair value of warrants	$ 1	$ 3,275	$ 4,152	$ 51,109
NGE
MARKETABLE SECURITIES
Number of shares held	2,231,000	2,231,000	2,231,000
Number of warrants held	1,250,000	1,250,000	1,250,000